OID NOTES PAYABLE AND PROMISSORY NOTE PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
OID NOTES PAYABLE AND PROMISSORY NOTE PAYABLE

NOTE 4 – OID NOTES PAYABLE AND PROMISSORY NOTE PAYABLE

OID Notes Payable

	September 30, 2025	September 30, 2024
Principal	$1,510,000	$1,135,000
Less Unamortized Original Issue Discount	$(93,940)	$(69,244)
Total	$1,416,060	$1,065,756

On December 1, 2023, the Company issued a note payable to an institutional investor with an aggregate face value of $375,000 in exchange for cash proceeds of $300,000, representing an original issue discount (“OID”) of $75,000. The note bears interest at 10% per annum with the interest rate increasing to fifteen Percent (15%) per annum so long as an event of a default has occurred and is continuing. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or (v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) one year from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

The Company has accounted for the note as a financing transaction, wherein the net proceeds that were received were allocated to the financial instrument issued. Prior to making the accounting allocation, the Company evaluated the notes under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis of embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. There were no embedded instruments which required bifurcation.

The note became in default on the December 1, 2024 maturity date and started accruing interest at 15%.

Interest expense for the three months ended September 30, 2025 and 2024 was $14,178 and $9,452 respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $41,918 and $28,151, respectively. Accrued interest expense at September 30, 2025 and December 31, 2024 was $84,298 and $42,380, respectively.

Amortization of debt discount for the three months ended September 30, 2025 and 2024 was $0 and $18,852, respectively. Amortization of debt discount for the nine months ended September 30, 2025 and 2024 was $0 and $56,148, respectively.

The carrying value of the convertible note payable, net of discount, as of September 30, 2025 and December 31, 2024 was $375,000, respectively. The note was in default as of September 30, 2025 and December 31, 2024 and therefore the Company is accruing interest at the default rate of 15%.

On February 9, 2024, the Company issued a note payable to an investor with an aggregate face value of $187,500 in exchange for cash proceeds of $150,000, representing an original issue discount (“OID”) of $37,500. The note bears interest at 10% per annum with the interest rate increasing to fifteen percent (15%) per annum so long as an event of a default has occurred and is continuing. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) one year from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the three months ended September 30, 2025 and 2024 was $7,089 and $4,726, respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $19,983 and $12,072, respectively. Accrued interest expense at September 30, 2025 and December 31, 2024 was $36,781 and $16,798, respectively.

Amortization of debt discount for the three months ended September 30, 2025 and 2024 was $0 and $9,452, respectively. Amortization of debt discount for the nine months ended September 30, 2025 and 2024 was $4,007 and $24,041, respectively.

The carrying value of the convertible note payable, net of discount, as of September 30, 2025 and December 31, 2024 was $187,500 and $183,493, respectively. The note was in default as of September 30, 2025 and therefore the Company is accruing interest at the default rate of 15%.

On February 24, 2024, the Company issued a note payable to an investor with an aggregate face value of $62,500 in exchange for cash proceeds of $50,000, representing an original issue discount (“OID”) of $12,500. The note bears interest at 10% per annum with the interest rate increasing to fifteen percent (15%) per annum so long as an event of a default has occurred and is continuing. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) one year from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the three months ended September 30, 2025 and 2024 was $2,363 and $1,575, respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $6,532 and $3,767, respectively. Accrued interest expense at September 30, 2025 and December 31, 2024 was $11,875 and $5,343, respectively.

Amortization of debt discount for the three months ended September 30, 2025 and 2024 was $0 and $3,151, respectively. Amortization of debt discount for the nine months ended September 30, 2025 and 2024 was $1,884 and $7,466, respectively.

The carrying value of the convertible note payable, net of discount, as of September 30, 2025 and December 31, 2024 was $62,500 and $60,616, respectively. The note was in default as of September 30, 2025 and therefore the Company is accruing interest at the default rate of 15%.

On March 14, 2024, the Company issued a note payable to an investor with an aggregate face value of $60,000 in exchange for cash proceeds of $48,000, representing an original issue discount (“OID”) of $12,000. The note bears interest at 10% per annum with the interest rate increasing to fifteen percent (15%) per annum so long as an event of a default has occurred and is continuing. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) one year from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the three months ended September 30, 2025 and 2024 was $2,268 and $1,512, respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $6,123 and $3,304, respectively. Accrued interest expense at September 30, 2025 and December 31, 2024 was $10,939 and $4,816, respectively.

Amortization of debt discount for the three months ended September 30, 2025 and 2024 was $0 and $3,025, respectively. Amortization of debt discount for the nine months ended September 30, 2025 and 2024 was $2,367 and $6,608, respectively.

The carrying value of the convertible note payable, net of discount, as of September 30, 2025 and December 31, 2024 was $60,000 and $57,633, respectively. The note was in default as of September 30, 2025 and therefore the Company is accruing interest at the default rate of 15%.

On April 19, 2024, the Company issued a note payable to an investor with an aggregate face value of $75,000 in exchange for cash proceeds of $60,000, representing an original issue discount (“OID”) of $15,000. The note bears interest at 10% per annum until the first anniversary of the effective date with the interest rate increasing to fifteen percent (15%) per annum until the second anniversary of the effective date and continuing at 15% in an event of default. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) two years from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the three months ended September 30, 2025 and 2024 was $2,836 and $1,890, respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $7,274 and $3,390, respectively. Accrued interest expense at September 30, 2025 and December 31, 2024 was $12,555 and $5,281, respectively.

Amortization of debt discount for the three months ended September 30, 2025 and 2024 was $1,899 and $3,781, respectively. Amortization of debt discount for the nine months ended September 30, 2025 and 2024 was $5,610 and $6,781, respectively.

The carrying value of the convertible note payable, net of discount, as of September 30, 2025 and December 31, 2024 was $70,890 and $65,281, respectively. As of September 30, 2025, the note is past its first anniversary and therefore the Company is accruing interest at the rate of 15%.

On May 15, 2024, the Company issued a note payable to an investor with an aggregate face value of $125,000 in exchange for cash proceeds of $100,000, representing an original issue discount (“OID”) of $25,000. The note bears interest at 10% per annum until the first anniversary of the effective date with the interest rate increasing to fifteen percent (15%) per annum until the second anniversary of the effective date and continuing at 15% in an Event of Default. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) two years from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the three months ended September 30, 2025 and 2024 was $4,727 and $3,151, respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $11,678 and $4,760, respectively. Accrued interest expense at September 30, 2025 and December 31, 2024 was $19,589 and $7,911, respectively.

Amortization of debt discount for the three months ended September 30, 2025 and 2024 was $3,149 and $6,301, respectively. Amortization of debt discount for the nine months ended September 30, 2025 and 2024 was $9,349 and $9,521, respectively.

The carrying value of the convertible note payable, net of discount, as of September 30, 2025 and December 31, 2024 was $117,260 and $107,911, respectively. As of September 30, 2025, the note is past its first anniversary and therefore the Company is accruing interest at the rate of 15%.

On May 15, 2024, the Company issued four notes payable to four investors, each with an aggregate face value of $62,500 in exchange for cash proceeds of $50,000, representing an original issue discount (“OID”) of $12,500. The total notes aggregated $250,000 with an aggregate discount of $50,000. The notes bear interest at 10% per annum until the first anniversary of the effective date with the interest rate increasing to fifteen percent (15%) per annum until the second anniversary of the effective date and continuing at 15% in an Event of Default. The following are “Events of Default” under these Notes: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lenders shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) two years from the date of these notes. If an IPO occurs prior to the maturity date, these notes shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on these notes up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of these notes. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the three months ended September 30, 2025 and 2024 was $9,452 and $6,301, respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $23,356 and $9,520, respectively. Accrued interest expense at September 30, 2025 and December 31, 2024 was $39,178 and $15,822, respectively.

Amortization of debt discount for the three months ended September 30, 2025 and 2024 was $6,304 and $12,603, respectively. Amortization of debt discount for the nine months ended September 30, 2025 and 2024 was $18,700 and $14,281, respectively.

The carrying value of the convertible notes payable, net of discount, as of September 30, 2025 and December 31, 2024 was $234,520 and $215,822, respectively. As of September 30, 2025, the notes are past their first anniversary and therefore the Company is accruing interest at the rate of 15%.

On June 3, 2025, the Company issued a note payable to an investor with an aggregate face value of $250,000 in exchange for cash proceeds of $200,000, representing an original issue discount (“OID”) of $50,000. The note bears interest at 10% per annum until the first anniversary of the effective date with the interest rate increasing to fifteen percent (15%) per annum until the second anniversary of the effective date. The notes bear interest at 10% per annum until the first anniversary of the effective date with the interest rate increasing to fifteen percent (15%) per annum until the second anniversary of the effective date and continuing at 15% in an Event of Default. The following are “Events of Default” under these Notes: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lenders shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange, or (ii) two years from the effective Date of this Note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities of the Borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this Note, divided by (b) the offering price of such shares offered to the public in the IPO. The Lender shall also receive a right of participation in the IPO, provided however, at no time will the Lender own more than 4.99% of the borrower's common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The shares of common stock issuable upon full conversion of this note shall not be the subject of any underwriter's lock-up without the express written authorization of the Lender. The consideration sum shall be repaid in cash by the Borrower within thirty (30) days following the closing of the IPO.

Events of default are defined as follows:(i) the borrower shall fail to pay any principal of the note when due and payable hereunder, or (ii) the borrower shall fail to pay any interest or any other amount when due and payable under the note and such payment shall not have been made within five(5) business days of the borrower's receipt of written notice to the borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or (v) the borrower shall make a general assignment for the benefit of creditors; or (vi) the borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement of filing. If any Event of Default has occurred and is continuing, the lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit lender's right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the borrower's failure to timely deliver certificates representing shares of common stock upon conversion of the Note as required pursuant to the terms hereof.

Interest expense for the three months ended September 30, 2025 and 2024 was $6,301 and $0, respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $8,219 and $0, respectively. Accrued interest expense at September 30, 2025 and December 31, 2024 was $8,219 and $0, respectively.

Amortization of debt discount for the three months ended September 30, 2025 and 2024 was $6,301 and $0, respectively. Amortization of debt discount for the nine months ended September 30, 2025 and 2024 was $8,219 and $0, respectively.

The carrying value of the convertible note payable, net of discount, as of September 30, 2025 and December 31, 2024 was $208,219 and $0, respectively.

On September 25, 2025, the Company issued a note payable to an investor with an aggregate face value of $125,000 in exchange for cash proceeds of $100,000, representing an original issue discount (“OID”) of $25,000. The note bears interest at 10% per annum until the first anniversary of the effective date with the interest rate increasing to fifteen percent (15%) per annum until the second anniversary of the effective date.

The maturity date is the earlier of (i) the date on which the borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange, or (ii) two years from the effective Date of this Note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities of the Borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this Note, divided by (b) the offering price of such shares offered to the public in the IPO. The Lender shall also receive a right of participation in the IPO, provided however, at no time will the Lender own more than 4.99% of the borrower's common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The shares of common stock issuable upon full conversion of this note shall not be the subject of any underwriter's lock-up without the express written authorization of the Lender. The consideration sum shall be repaid in cash by the Borrower within thirty (30) days following the closing of the IPO.

Events of default are defined as follows:(i) the borrower shall fail to pay any principal of the note when due and payable hereunder, or (ii) the borrower shall fail to pay any interest or any other amount when due and payable under the note and such payment shall not have been made within five(5) business days of the borrower's receipt of written notice to the borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or (v) the borrower shall make a general assignment for the benefit of creditors; or (vi) the borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement of filing. If any Event of Default has occurred and is continuing, the lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit lender's right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the borrower's failure to timely deliver certificates representing shares of common stock upon conversion of the Note as required pursuant to the terms hereof.

Interest expense for the three months ended September 30, 2025 and 2024 was $171 and $0, respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $171 and $0, respectively. Accrued interest expense at September 30, 2025 and December 31, 2024 was $171 and $0, respectively.

Amortization of debt discount for the three months ended September 30, 2025 and 2024 was $171 and $0, respectively. Amortization of debt discount for the nine months ended September 30, 2025 and 2024 was $171 and $0, respectively.

The carrying value of the convertible note payable, net of discount, as of September 30, 2025 and December 31, 2024 was $100,171 and $0, respectively.

Promissory Note Payable

On April 23, 2024, the Company entered into an agreement with a vendor, whereby the Company agreed to convert its total accounts payable with the vendor, into a promissory note payable in the principal amount of $399,311.50. The note bears interest equal to three percent (3%) per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. All unpaid principal, together with any then unpaid and accrued interest and other amounts payable hereunder shall be due and payable on the earliest of (i) October 23, 2024, (ii) the closing of a Debt Financing or Equity Financing, a debt or equity financing of the Company where the gross proceeds of which equal or exceed $500,000. (iii) the closing of a Change of Control transaction, (iv) the Company becomes cash flow positive and is in a position to make payment on the outstanding invoices, or (v) upon the occurrence of an Event of Default. The occurrence of any of the following shall constitute an Event of Default under this Note:

(a) Payment. The Company fails to make any payment under this Note when due; or (b) Breaches of Covenants. The Company shall fail to observe or perform any covenant, obligation, condition or agreement contained in this Note (other than as set forth in clause (a) above) and such failure shall continue for 15 days; (c) Voluntary Bankruptcy or Insolvency Proceedings. The Company or any of its Subsidiaries shall (i) apply for or consent to the appointment of a receiver, trustee, liquidator or custodian of itself or of all or a substantial part of its property, (ii) be unable, or admit in writing its inability, to pay its debts generally as they mature, (iii) make a general assignment for the benefit of its or any of its creditors, (iv) be dissolved or liquidated, (v) become insolvent (as such term may be defined or interpreted under any applicable statute), (vi) commence a voluntary case or other proceeding seeking liquidation, reorganization or other relief with respect to itself or its debts under any bankruptcy, insolvency or other similar law now or hereafter in effect or consent to any such relief or to the appointment of or taking possession of its property by any official in an involuntary case or other proceeding commenced against it, or (vii) take any action for the purpose of effecting any of the foregoing; or (d) Involuntary Bankruptcy or Insolvency Proceedings. Proceedings for the appointment of a receiver, trustee, liquidator or custodian of the Company or any of its Subsidiaries or of all or a substantial part of the property thereof, or an involuntary case or other proceedings seeking liquidation, reorganization or other relief with respect to the Company or any of its Subsidiaries or the debts thereof under any bankruptcy, insolvency or other similar law now or hereafter in effect shall be commenced and an order for relief entered dismissed or discharged within 30 days of commencement.

If all unpaid principal and accrued interest shall not be paid when otherwise due, the interest rate per annum on this note shall increase from three percent (3%) per annum to five percent (5%) per annum.

Interest expense for the three months ended September 30, 2025 and 2024 was $5,032 and $3,019, respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $14,878 and $5,284, respectively. Accrued interest expense at September 30, 2025 and December 31, 2024 was $24,473 and $9,594, respectively.

The note was in default as of September 30, 2025 and December 31, 2024 and therefore the Company is accruing interest at the default rate of 5%.

NOTE 4 – OID NOTES PAYABLE AND PROMISSORY NOTE PAYABLE

OID Notes Payable

	Year Ended December 31,
	2024	2023
Principal	$1,135,000	$375,000
Less Unamortized Original Issue Discount	$(69,244)	$(68,648)
Total	$1,065,756	$306,352

On December 1, 2023, the Company issued a note payable to an institutional investor with an aggregate face value of $375,000 in exchange for cash proceeds of $300,000, representing an original issue discount (“OID”) of $75,000. The note bears interest at 10% per annum with the interest rate increasing to fifteen Percent (15%) per annum so long as an event of a default has occurred and is continuing. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or (v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) one year from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

The Company has accounted for the note as a financing transaction, wherein the net proceeds that were received were allocated to the financial instrument issued. Prior to making the accounting allocation, the Company evaluated the notes under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis of embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. There were no embedded instruments which required bifurcation.

The note became in default on the December 1, 2024 maturity date and started accruing interest at 15%.

Interest expense for the periods ended December 31, 2024 and 2023 was $42,380 and $3,650, respectively. Amortization of debt discount for the periods ended December 31, 2024 and 2023 was $68,648 and $6,352, respectively.

The carrying value of the convertible note payable, net of discount, as of December 31, 2024 and 2023 was $375,000 and $306,352, respectively.

On February 9, 2024, the Company issued a note payable to an investor with an aggregate face value of $187,500 in exchange for cash proceeds of $150,000, representing an original issue discount (“OID”) of $37,500. The note bears interest at 10% per annum with the interest rate increasing to fifteen percent (15%) per annum so long as an event of a default has occurred and is continuing. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or (v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) one year from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the periods ended December 31, 2024 and 2023 was $16,798 and $0, respectively. Amortization of debt discount for the periods ended December 31, 2024 and 2023 was $33,493 and $0, respectively.

The carrying value of the convertible note payable, net of discount, as of December 31, 2024 and 2023 was $183,493 and $0, respectively.

On February 24, 2024, the Company issued a note payable to an investor with an aggregate face value of $62,500 in exchange for cash proceeds of $50,000, representing an original issue discount (“OID”) of $12,500. The note bears interest at 10% per annum with the interest rate increasing to fifteen percent (15%) per annum so long as an event of a default has occurred and is continuing. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) one year from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the periods ended December 31, 2024 and 2023 was $5,342 and $0, respectively. Amortization of debt discount for the periods ended December 31, 2024 and 2023 was $10,616 and $0, respectively.

The carrying value of the convertible note payable, net of discount, as of December 31, 2024 and 2023 was $60,616 and $0, respectively.

On March 14, 2024, the Company issued a note payable to an investor with an aggregate face value of $60,000 in exchange for cash proceeds of $48,000, representing an original issue discount (“OID”) of $12,000. The note bears interest at 10% per annum with the interest rate increasing to fifteen percent (15%) per annum so long as an event of a default has occurred and is continuing. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) one year from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is one year from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the periods ended December 31, 2024 and 2023 was $4,816 and $0, respectively. Amortization of debt discount for the periods ended December 31, 2024 and 2023 was $9,633 and $0, respectively.

The carrying value of the convertible note payable, net of discount, as of December 31, 2024 and 2023 was $57,633 and $0, respectively.

On April 19, 2024, the Company issued a note payable to an investor with an aggregate face value of $75,000 in exchange for cash proceeds of $60,000, representing an original issue discount (“OID”) of $15,000. The note bears interest at 10% per annum until the first anniversary of the effective date with the interest rate increasing to fifteen percent (15%) per annum until the second anniversary of the effective date and continuing at 15% in an Event of Default. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) two years from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is two years from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the periods ended December 31, 2024 and 2023 was $5,281 and $0, respectively. Amortization of debt discount for the periods ended December 31, 2024 and 2023 was $5,281 and $0, respectively.

The carrying value of the convertible note payable, net of discount, as of December 31, 2024 and 2023 was $65,281 and $0, respectively.

On May 15, 2024, the Company issued a note payable to an investor with an aggregate face value of $125,000 in exchange for cash proceeds of $100,000, representing an original issue discount (“OID”) of $25,000. The note bears interest at 10% per annum until the first anniversary of the effective date with the interest rate increasing to fifteen percent (15%) per annum until the second anniversary of the effective date and continuing at 15% in an event of default. The following are “Events of Default” under this Note: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) two years from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is two years from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the periods ended December 31, 2024 and 2023 was $7,911 and $0, respectively. Amortization of debt discount for the periods ended December 31, 2024 and 2023 was $7,911 and $0, respectively.

The carrying value of the convertible note payable, net of discount, as of December 31, 2024 and 2023 was $107,911and $0, respectively.

On May 15, 2024, the Company issued four notes payable to four investors, each with an aggregate face value of $62,500 in exchange for cash proceeds of $50,000, representing an original issue discount (“OID”) of $12,500. The total notes aggregated $250,000 with an aggregate discount of $50,000. The note bears interest at 10% per annum until the first anniversary of the effective date with the interest rate increasing to fifteen percent (15%) per annum until the second anniversary of the effective date and continuing at 15% in an event of default. The following are “Events of Default” under these Notes: (i) the Borrower shall fail to pay any principal of the Note when due and payable hereunder; or (ii) the Borrower shall fail to pay any interest or any other amount when due and payable under the Note and such payment shall not have been made within five (5) business days of the Borrower’s receipt of written notice to the Borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the Borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the Borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or(v) the Borrower shall make a general assignment for the benefit of creditors; or (vi) the Borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the Borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement or filing. If any Event of Default has occurred and is continuing, the Lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of the Note as required pursuant to the terms hereof. Accrued interest on this Note shall be payable at maturity.

The Lender shall pay the Consideration Sum upon the Effective Date and closing of this Note. The maturity date is the earlier of (i) the date on which the Borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange (the “IPO”), or (ii) two years from the date of this note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities (shares and warrants (“Units”)) of the borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that has accrued or would accrue on this note up to and including the date that is two years from the date of this note, divided by (b) the offering price of such Units offered to the public in the IPO. The lender shall also receive a right of participation in the IPO, provided however, at no time will the lender own more than 4.99% of the Company’s common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The OID is debt discount that is being amortized to interest expense over the term of the notes payable.

Interest expense for the periods ended December 31, 2024 and 2023 was $15,822 and $0, respectively. Amortization of debt discount for the periods ended December 31, 2024 and 2023 was $15,822 and $0, respectively.

The carrying value of the convertible notes payable, net of discount, as of December 31, 2024 and 2023 was $215,822 and $0, respectively.

Subsequent to December 31, 2024 three notes totaling $310,000 in principle became in default on the maturity dates and began accruing interest at 15%.

Promissory Note Payable

On April 23, 2024, the Company entered into an agreement with Wilson, Sonsini, Goodrich & Rosati PC (“WSGR”), the Company’s outside counsel, whereby the Company agreed to convert its total accounts payable with WSGR, into a promissory note payable in the principal amount of $399,311.50. The note bears interest equal to three percent (3%) per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. All unpaid principal, together with any then unpaid and accrued interest and other amounts payable hereunder shall be due and payable on the earliest of (i) October 23, 2024, (ii) the closing of a Debt Financing or Equity Financing, a debt or equity financing of the Company where the gross proceeds of which equal or exceed $500,000. (iii) the closing of a Change of Control transaction, (iv) the Company becomes cash flow positive and is in a position to make payment on the outstanding invoices, or (v) upon the occurrence of an Event of Default. The occurrence of any of the following shall constitute an event of default under this Note: (a) Payment. The Company fails to make any payment under this Note when due; or (b) Breaches of Covenants. The Company shall fail to observe or perform any covenant, obligation, condition or agreement contained in this Note (other than as set forth in clause (a) above) and such failure shall continue for 15 days; (c) Voluntary Bankruptcy or Insolvency Proceedings. The Company or any of its Subsidiaries shall (i) apply for or consent to the appointment of a receiver, trustee, liquidator or custodian of itself or of all or a substantial part of its property, (ii) be unable, or admit in writing its inability, to pay its debts generally as they mature, (iii) make a general assignment for the benefit of its or any of its creditors, (iv) be dissolved or liquidated, (v) become insolvent (as such term may be defined or interpreted under any applicable statute), (vi) commence a voluntary case or other proceeding seeking liquidation, reorganization or other relief with respect to itself or its debts under any bankruptcy, insolvency or other similar law now or hereafter in effect or consent to any such relief or to the appointment of or taking possession of its property by any official in an involuntary case or other proceeding commenced against it, or (vii) take any action for the purpose of effecting any of the foregoing; or (d) Involuntary Bankruptcy or Insolvency Proceedings. Proceedings for the appointment of a receiver, trustee, liquidator or custodian of the Company or any of its Subsidiaries or of all or a substantial part of the property thereof, or an involuntary case or other proceedings seeking liquidation, reorganization or other relief with respect to the Company or any of its Subsidiaries or the debts thereof under any bankruptcy, insolvency or other similar law now or hereafter in effect shall be commenced and an order for relief entered dismissed or discharged within 30 days of commencement.

If all unpaid principal and accrued interest shall not be paid when otherwise due, the interest rate per annum on this note shall increase from three percent (3%) per annum to five percent (5%) per annum.

Interest expense for the years ended December 31, 2024 and 2023 was $9,594 and $0, respectively.

The note was in default as of October 23, 2024 and therefore the Company is accruing interest at the default rate of 5%.